Taxation - Current income tax expenses/(benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Current income tax expenses/(benefits)	¥ 1,343		¥ (6,366)	¥ 15,638
Deferred income tax (benefits)/expenses	20,344	$ 2,909	(3,025)	(3,806)
Income tax expenses/(benefits)	¥ 21,687	$ 3,101	¥ (9,391)	¥ 11,832